SCHEDULE OF SHARE-BASED COMPENSATION, STOCK OPTIONS, ACTIVITY (Details) - $ / shares	9 Months Ended	12 Months Ended
	Oct. 01, 2022	Jan. 01, 2022	Jan. 02, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options Outstanding, Beginning Balance	1,302	1,302
Weighted Average Exercise Price, Beginning Balance	$ 1,665.60	$ 1,665.60
Options Granted	50,000
Weighted Average Exercise Price, Granted	$ 7.80
Options Exercised
Weighted Average Exercise Price, Exercised
Options Expired or Cancelled
Weighted Average Exercise Price, Expired or Cancelled
Options Outstanding, Ending Balance	51,302	1,302	1,302
Weighted Average Exercise Price, Ending Balance	$ 50.06	$ 1,665.60	$ 1,665.60
Incentive Plans [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options Outstanding, Beginning Balance	1,274	1,274	1,274
Weighted Average Exercise Price, Beginning Balance	$ 1,665.60	$ 1,665.60	$ 1,665.60
Options Granted
Weighted Average Exercise Price, Granted
Options Exercised
Weighted Average Exercise Price, Exercised
Options Expired or Cancelled
Weighted Average Exercise Price, Expired or Cancelled
Options Outstanding, Ending Balance		1,274	1,274
Weighted Average Exercise Price, Ending Balance		$ 1,665.60	$ 1,665.60